EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of weighted average number of common shares outstanding
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
Basic	58,798,488	58,815,526	59,072,119
Effect of stock options	190,646	268,649	371,933
Effect of PSUs	—	—	143,717
Diluted	58,989,134	59,084,175	59,587,769

Schedule of additional items included or excluded in diluted earnings per share
The effect of PSUs included in the calculation of weighted average diluted shares outstanding includes the following for the year ended December 31, 2017:

2017
PSUs which met the performance criteria	885,879